Provisions - Additional Information (Detail)	6 Months Ended
Sep. 30, 2023
Interest Rate Restriction Act [member] | Minimum [member]
Disclosure of other provisions [line items]
Interest rates on loans	15.00%
Interest Rate Restriction Act [member] | Maximum [member]
Disclosure of other provisions [line items]
Interest rates on loans	20.00%
Act regulating the receipt of contributions, receipt of deposits and interest rates [member] | Maximum [member]
Disclosure of other provisions [line items]
Interest rates on loans	29.20%